UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
UNDER THE INVESTMENT COMPANY ACT OF 1940

Commission file number: 000-55277

Integrity Capital Income Fund, Inc.
13540 Meadowgrass Drive, Suite 100
Colorado Springs, Colorado
(719) 955-4801

1.	Title of the class of securities of Integrity Capital Income Fund, Inc. (the "Company") to be called or redeemed: Shares of Common Stock, par value $0.0001 (the "Shares")

2.
The date on which the securities are to be called or redeemed:  On the fifth business day following the filing of the Company's Form 10-K for the Fiscal Year ended October 31, 2015, but no earlier than February 5, 2016

3.
The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:  The Shares are to be redeemed pursuant to Article VIII of the Company's Articles of Incorporation.

4.
The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:  The Company intends to redeem up to 35,111 Shares (the "Redeemed Shares"). The Redeemed Shares will be repurchased on a pro rata basis at a price per share of $10.18, which represents the Company's net asset value per share as of October 31, 2015.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 6th day of January 2016.

INTEGRITY CAPITAL INCOME FUND, INC.

/s/ Eric Davis
Name: Eric Davis
Title: President, Chief Investment Officer and Chief Compliance Officer